OPERATING SEGMENTS (Schedule of Operating Segments) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 06, 2019	Apr. 15, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue from rendering of services, related party transactions			$ 350
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			2,161	$ 195
Operating segments [member] | Collaboration Agreement [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			$ 440	$ 1,330
Lavie Bio Ltd [Member]
Disclosure of operating segments [line items]
Ownership Percentage Held By Other Entity In Subsidiary	27.84%	27.84%